SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Abbott Laboratories Stock Retirement Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting	Basis of Accounting The financial statements have been prepared using the accrual basis of accounting.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results may differ from those estimates.

Investment Valuation

Investment Valuation

The Plan offers a variety of investment options to participants. Certain investment options are structured as separately managed accounts; therefore, the Plan owns the individual investment holdings within the separately managed accounts and reflects them within the investments of the Plan.

The Plan uses the following methods and significant assumptions to estimate the fair value of investments:

Common stock, mutual funds, real estate investment trusts (“REITs”) and futures contracts - Valued at the published market price per share or unit multiplied by the number of respective shares or units held.

Collective trust funds and Private 40-Act mutual funds - Valued at the net asset value (“NAV”) provided by the administrator of the fund. The NAV is used as a practical expedient to estimate fair value. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding.

Corporate debt and government debt - Valued at the published market price or prices obtained from independent financial services industry-recognized vendors multiplied by the number of respective units held. Prices obtained from vendors are on the basis of bid or mid evaluations in accordance to a region’s market convention, using factors which include but are not limited to market quotations, yields, maturities, and the bond’s terms and conditions. Proprietary methods are used to arrive at the evaluated price, which represent the price a dealer would pay for a security.

Futures contracts

One of the investment options structured as a separately managed account uses futures contracts as part of its investment strategy. A futures contract represents a commitment for the future purchase or sale of an asset or index at a specified price on a specified date. Futures contracts are exchange-traded and settle daily. Upon entering into the contracts, the investment manager of the separately managed account is required to deposit, either in cash or securities, an amount equal to a certain percentage of the notional value of the contract. Subsequent payments are then made or received by the Plan, depending on the daily fluctuation in the value of the underlying contracts.

As of December 31, 2025 and 2024, the Plan held futures contracts with a notional amount of approximately $998,000 and $629,000, respectively. Notional amounts do not quantify risk or represent assets or liabilities of the Plan, but are used in the calculation of the cash settlements under the contracts. The fair value of these derivative contracts was not material at December 31, 2025 and 2024. Changes in fair value are accounted for as investment income (loss) within net appreciation in fair value of investments and totaled approximately $32,000 for the year ended December 31, 2025.

Short sales

One of the investment options structured as a separately managed account utilizes short sales as part of its investment strategy. Short sales are transactions in which the separately managed account sells an investment it does not own in anticipation of a decline in value of that investment. To complete the transaction, the separately managed account must borrow the investment to make delivery to the buyer. The separately managed account is obligated to replace the investment borrowed by purchasing the investment at market price at the time of replacement. The price at such time may be more or less than the price at which the investment was sold by the separately managed account. When an investment is sold short, a decrease in the value of the investment will be recognized as a gain and an increase in the value of the investment will be recognized as a loss.

The following tables summarize the basis used to measure investment assets and liabilities at fair value at December 31, 2025 and 2024 (dollars in thousands):

	Basis of Fair Value Measurement
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable	Measured at
2025	Markets	Inputs	Inputs	NAV	Total
Assets - Investments:
Common stock	$5,585,157	$—	$—	$—	$5,585,157
Mutual funds	120,058	—	—	—	120,058
REITs	23,846	—	—	—	23,846
Collective trust funds	—	—	—	11,120,673	11,120,673
Corporate debt	—	227,462	—	—	227,462
Government debt	—	184,339	—	—	184,339
Private 40-Act mutual funds	—	—	—	398,213	398,213
Total investments, at fair value	$5,729,061	$411,801	$—	$11,518,886	$17,659,748

	Basis of Fair Value Measurement
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable	Measured at
2025	Markets	Inputs	Inputs	NAV	Total
Liabilities - Investments sold short:
Government debt	$—	$327,342	$—	$—	$327,342
Total investments sold short, at fair value	$—	$327,342	$—	$—	$327,342

	Basis of Fair Value Measurement
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable	Measured at
2024	Markets	Inputs	Inputs	NAV	Total
Assets - Investments:
Common stock	$5,066,260	$—	$—	$—	$5,066,260
Mutual funds	108,326	—	—	—	108,326
REITs	25,888	—	—	—	25,888
Collective trust funds	—	—	—	9,592,890	9,592,890
Corporate debt	—	235,392	—	—	235,392
Government debt	—	154,812	—	—	154,812
Private 40-Act mutual funds	—	—	—	393,035	393,035
Total investments, at fair value	$5,200,474	$390,204	$—	$9,985,925	$15,576,603

	Basis of Fair Value Measurement
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable	Measured at
2024	Markets	Inputs	Inputs	NAV	Total
Liabilities - Investments sold short:
Government debt	$—	$19,750	$—	$—	$19,750
Total investments sold short, at fair value	$—	$19,750	$—	$—	$19,750

Participants are permitted to make redemptions from the Plan’s investment options on a daily basis, however, certain investments valued at NAV as a practical expedient have redemption requirements and in some cases restrictions for a Plan level redemption. The following tables provide the redemption requirements and restrictions, if any, for those investments as of December 31, 2025 and 2024 (dollars in thousands). In addition, the tables provide the investment strategies for certain investments measured at NAV as a practical expedient, if that investment is a fund that does not file an annual report on Form 5500 as a direct-filing entity.

	2025
	Fair value	Redemption	Redemption
	(NAV)	frequency	notice period	Restrictions
Funds filing as direct filing entity:
Collective trusts	$11,120,673	Daily	0 - 5 days	—

Funds not filing as direct filing entity:
Private 40-Act mutual funds
Short-term fixed income	398,213	Daily	—	Yes (a)
	$11,518,886

	2024
	Fair value	Redemption	Redemption
	(NAV)	frequency	notice period	Restrictions
Funds filing as direct filing entity:
Collective trusts	$9,592,890	Daily	0 - 5 days	—

Funds not filing as direct filing entity:
Private 40-Act mutual funds
Short-term fixed income	393,035	Daily	—	Yes (a)
	$9,985,925
(a)

The Private 40-Act mutual funds agree to redeem shares solely in cash up to the lesser of $250,000 or 1% of the respective fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Private 40-Act mutual funds reserve the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the respective fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. Redemption proceeds are ordinarily wired within three business after receipt of the redemption request, but may take up to seven days.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid balance plus any accrued but unpaid interest. Delinquent loans are reclassified as distributions based upon the terms of the Plan.

Income Recognition

Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net realized and unrealized appreciation/depreciation is recorded in the accompanying statement of changes in net assets available for benefits as net appreciation in fair value of investments.

Contributions

Contributions

Contributions from Plan participants and the matching contributions from the employer are recorded in the year in which the employee contributions are withheld from compensation. Freedom 2 Save employer contributions, true-up employer matching contributions, and the 3% annual employer contribution are accrued in the year in which they are earned.

Administrative Expenses

Administrative Expenses

Participants are charged transaction fees for loan processing, which are included in other expenses and commissions on purchases and sales of Abbott shares and sales of AbbVie stock, which are included in net appreciation in fair value of investments. Investment fees for mutual funds, REITs, collective trusts, and managed accounts are charged against the net assets of the respective fund and are also included in net appreciation in fair value of investments. Abbott pays other recordkeeping and administration fees, where applicable. Expenses that are paid by Abbott are excluded from these financial statements.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Abbott Laboratories Stock Retirement Plan (Puerto Rico)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting	Basis of Accounting The financial statements have been prepared using the accrual basis of accounting.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results may differ from those estimates.

Investment Valuation

Investment Valuation

The Plan uses the following methods and significant assumptions to estimate the fair value of investments:

Common stock and mutual funds - Valued at the published market price per share or unit multiplied by the number of shares or units held.

Collective trust funds - Valued at the net asset value (“NAV”) provided by the administrator of the fund. The NAV is used as a practical expedient to estimate fair value. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding.

The following tables summarize the basis used to measure investments at fair value at December 31, 2025 and 2024 (dollars in thousands):

	Basis of Fair Value Measurement
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable	Measured at
2025	Markets	Inputs	Inputs	NAV	Total
Common stock	$106,951	$—	$—	$—	$106,951
Mutual funds	52,452	—	—	—	52,452
Collective trust funds	—	—	—	105,489	105,489
Total investments, at fair value	$159,403	$—	$—	$105,489	$264,892

	Basis of Fair Value Measurement
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable	Measured at
2024	Markets	Inputs	Inputs	NAV	Total
Common stock	$96,512	$—	$—	$—	$96,512
Mutual funds	48,681	—	—	—	48,681
Collective trust funds	—	—	—	92,029	92,029
Total investments, at fair value	$145,193	$—	$—	$92,029	$237,222

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Investment Valuation – Continued

Participants are permitted to make redemptions from the Plan’s investment options on a daily basis, however, certain investments valued at NAV as a practical expedient have redemption requirements and in some cases restrictions for a Plan level redemption.  The following tables provide the redemption requirements and restrictions, if any, for those investments as of December 31, 2025 and 2024 (dollars in thousands):

	2025
	Fair value	Redemption	Redemption
	(NAV)	frequency	notice period	Restrictions
Funds filing as direct filing entity:
Collective trusts	$105,489	Daily	0 - 5 days	—

	2024
	Fair value	Redemption	Redemption
	(NAV)	frequency	notice period	Restrictions
Funds filing as direct filing entity:
Collective trusts	$92,029	Daily	0 - 5 days	—

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid balance plus any accrued but unpaid interest. Delinquent loans are reclassified as distributions based upon the terms of the Plan.

Income Recognition

Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net realized and unrealized appreciation/depreciation is recorded in the accompanying statement of changes in net assets available for benefits as net appreciation in fair value of investments.

Contributions	Contributions Contributions from Plan participants and the matching contributions from the employer are recorded in the year in which the employee contributions are withheld from compensation.
Administrative Expenses

Administrative Expenses

Participants are charged transaction fees for loan processing, which are included in other expenses and commissions on purchases and sales of Abbott shares and sales of AbbVie shares, which are included in net appreciation in fair value of investments. Investment fees for mutual funds and collective trusts are charged against the net assets of the respective fund and are also included in net appreciation in fair value of investments. The Company pays other recordkeeping and administration fees, where applicable. Expenses paid by the Company are excluded from these financial statements.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.